Share-based payment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share-based payment plan (Equity-settled)

On December 31, 2021, the Company established the following share-based payment arrangements:

Program	Vesting conditions
Cosan - Investe I	3 years of service from the grant date and achievement of specific metrics that can vary between 0% and 200% (to calculate the fair value, the achievement of 100% was considered). Performance shares will have a specific weight, according to the target established by the Board of Directors.
Cosan - Investe II	4 years of service from the grant date and achievement of specific metrics that can vary between 0% and 150% (to calculate the fair value, the achievement of 100% was considered). Performance shares will have a specific weight, according to the target established by the Board of Directors.
Cosan - Investe III	5 years of service from the grant date with restricted shares and additional restricted shares being delivered. The restricted shares being equivalent to 25% of the participant's Long-Term Incentive Program and the additional restricted shares transferred as a result of the Company's Matching.
Rumo –Special Program 2021	5 years of service from the grant date and achievement of specific metrics.
Rumo - Program 2021	3 years of service from the grant date and achievement of specific metrics that can vary between 0% and 150% (to calculate the fair value, the achievement of 100% was considered).

Summary of share-based payment arrangements of share options
Type of award / Grant date	Company	Expected life (years)	Shares granted	Exercised / canceled / transferred	Available
Share-based payment plan
April 27, 2017	Cosan S.A.	5	1,096,000	(954,028)	141,972
July 31, 2017	Cosan S.A.	5	1,192,428	(396,848)	795,580
July 31, 2018	Cosan S.A.	5	842,408	(107,576)	734,832
July 31, 2019	Cosan S.A.	5	229,020	(20,080)	208,940
July 31, 2020	Cosan S.A.	5	68,972	(6,704)	62,268
July 31, 2021 - Invest I	Cosan S.A.	3	424,839	—	424,839
September 10, 2021 - Invest II	Cosan S.A.	4	5,283,275	(660,410)	4,622,865
October 11, 2021 - Invest III	Cosan S.A.	5	809,944	—	809,944
			9,946,886	(2,145,646)	7,801,240

April 20, 2017	Comgás	5	61,300	(61,300)	—
August 12, 2017	Comgás	5	97,780	(97,780)	—
August 1, 2018	Comgás	5	96,787	(17,761)	79,026
July 31, 2019	Comgás	5	83,683	(14,794)	68,889
February 1, 2020	Compass Gás e Energia	5	1,858,969	(1,858,969)	—
			2,198,519	(2,050,604)	147,915

January 2, 2017	Rumo	5	1,476,000	(1,476,000)	—
September 1, 2017	Rumo	5	870,900	(255,250)	615,650
August 1, 2018	Rumo	5	1,149,544	(308,417)	841,127
August 15, 2019	Rumo	5	843,152	(147,214)	695,938
November 11, 2020	Rumo	5	776,142	(115,303)	660,839
May 05, 2021	Rumo	5	1,481,000	(414,702)	1,066,298
September 15, 2021	Rumo	3	1,560,393	(8,422)	1,551,971
			8,157,131	(2,725,308)	5,431,823

Share-based payment
plan
August 18, 2011	Cosan S.A.	1 to 12	6,006,504	(6,006,504)	—
August 31, 2015	Cosan S.A.	5 to 7	463,906	(463,906)	—
			6,470,410	(6,470,410)	—
Cash-settled transactions
July 31, 2019	Moove	5	132,670	—	132,670
July 31, 2020	Moove	5	106,952	—	106,952
July 31, 2021	Moove	3	80,729	—	80,729
August 1st, 2021	Compass Gás e Energia	2	26,625	—	26,625
August 1st, 2021	Compass Comercialização	2	31,535	—	31,535
August 1st, 2021	Compass Gás e Energia	3	152,770	—	152,770
August 1st, 2021	TRSP	3	33,634	—	33,634
November 1st, 2021	Comgás	3	172,251	—	172,251
November 1st, 2021	Compass Gás e Energia	3	1,474,367	—	1,474,367
			2,211,533	—	2,211,533

Total			28,984,479	(13,391,968)	15,592,511

Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model

The weighted average fair value of the programs granted during the financial years ended December 31, 2021 and 2020 and the principal assumptions used in applying the Black-Scholes model were as follows:

	Stock grant programs
	Cosan S.A.		Rumo S.A.		Comgás		Compass Gás e Energia
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Key assumptions
Share price at grant date	23.20	83.73	18.20	20.01	78.58	—	27.27	13.58
Risk-free interest rate	6.82%	6.94%	6.94%	6.94%	6.82%	6.94%	N.A.	N.A.
Volatility factor	36.50%	36.50%	26.51%	36.50%	32.81%	32.81%	N.A.	N.A.

Summary of Number and Weighted-average Exercise Prices of Share Options

The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

At January 1, 2020(i)	11,478,287
Granted(i)	3,131,000
Vested(i)	(3,875,167)
Canceled(i)	(197,330)
At December 31, 2020(i)	10,536,790
Granted	11,531,359
Vested	(6,200,231)
Canceled	(275,407)
At December 31, 2021	15,592,511

(i)     On May 6, 2021, the Company split the issued shares, in the proportion of 1:4, without changing the share capital. The split of shares was approved at the Annual and Extraordinary General Meeting on April 30, 2021.